Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Schedule of the Group's future minimum rental payments under non-cancellable operating leases
December 31, 2012
RMB
2013	1,792
2014	367
2015	234
2016	3
2017	3
Thereafter	12
Total	2,411